united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA       02481

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/20

Item 1. Reports to Stockholders.

Miller Convertible Bond Fund

Miller Convertible Plus Fund

Miller Intermediate Bond Fund

Semi-Annual Report

April 30, 2020

877-441-4434

www.MillerFamilyofFunds.com

Investment Advisor

Wellesley Asset Management, Inc.

The Wellesley Office Park

20 William Street, Suite 310

Wellesley, MA 02481

781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.MillerFamilyofFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Fellow Shareholder,

We are pleased to provide you with this overview of performance of the funds for the six months ending April 30, 2020. In this letter we provide you with an update on the impact the COVID-19 pandemic is having on our business and we discuss the major factors that influenced our performance over the last six months.

We hope that this letter finds you well and that you and your loved ones are healthy and safe. The COVID-19 pandemic has wreaked havoc on many industries, but fortunately, many financial services firms have been spared. Due to the ability of financial services professionals to work remotely, the industry has not skipped a beat. At Wellesley Asset Management, we transitioned to working remotely without issue utilizing technology to continue to work collaboratively, effectively managing the funds. We look forward to providing you with our best service during these trying times.

Our funds’ performance for the six months ending April 30th, 2020 and since inception is as follows:

	Six Months Ended	Annualized Since
Miller Convertible Bond Fund	April 30, 2020	Inception
A shares (MCFAX.LW)	-1.88%	5.12% (12/27/07)
I shares (MCIFX)	-1.59%	5.68% (12/27/07)
C shares (MCFCX)	-2.16%	5.25% (12/01/09)

	Six Months Ended	Annualized Since
Miller Convertible Plus Fund	April 30, 2020	Inception
I shares (MCPIX)	-4.10%	5.41% (12/31/14)

	Six Months Ended	Annualized Since
Miller Intermediate Bond Fund	April 30, 2020	Inception
I shares (MIFIX)	-3.95%	3.15% (12/31/14)

The funds’ total assets under management for the period ended April 30, 2020 were as follows:

Miller Convertible Bond Fund	$625,905,495
Miller Convertible Plus Fund	$106,317,006
Miller Intermediate Bond Fund	$82,049,011

Convertible Market Review

Over the last six months ending April 30, 2020, the Bloomberg Barclays US Aggregate Bond Index was up 4.86%; while the S&P Total Return Index was down 3.16%. Convertible performance was helped by the performance of the underlying equities, lower interest rates and higher volatility. Higher credit spreads partially offset some of the gains attributed to the previously mentioned factors. Note the following definitions:

●	The Bloomberg Barclays US Aggregate Bond Index represents most investment grade bonds traded in the United States.

●	The S&P 500 Total Return Index is a market cap-weighted index of 500 common stocks and is regarded as a leading proxy for the US stock market.

●	A credit spread is the difference in yield between a U.S. Treasury bond and a debt security with the same maturity but of lesser quality.

Please note: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses, or sales charges.

Many of the financial markets experienced unprecedented volatility over the six months ending April 30, 2020 due to the pandemic. Equity performance was steadily trending higher from November through mid- February as the S&P 500 Total Return Index traded at an all-time high. However, with the outbreak of the COVID-19 virus, and the uncertainty of the economic impact of global quarantines on future earnings, stocks sold off drastically and entered a bear market. Similar to 2008, the U.S. government responded with monetary and fiscal relief. The Federal Reserve cut interest rates from a range of 1.50%-1.75% down to a range of 0%-.25%. The CARES Act was passed by Congress to provide economic relief to workers and businesses. Stocks responded positively to the stimulus by rising over 20% between March 23, 2020 and April 9, 2020 and re-entering bull market territory. In November, the 10-year Treasury was yielding 1.80%. However, as stocks fell in March, the 10-year Treasury yield traded to an all-time low of .40% before settling in at .60% at the end of April. The VIX, a measure of equity volatility, was trading at 15 in November. As stocks sold off in March, the index traded above 80, but closed the six months just above 30. Despite low interest rates and high volatility, the new issuance market for convertible bonds was very robust, with issuance increasing more than 100% over the same period last year.

Miller Convertible Bond Fund

During the six months ended April 30, 2020, the Miller Convertible Bond Fund underperformed the Bloomberg Barclays US Aggregate Bond Index, but outperformed the S&P 500 Total Return Index. The fund’s underweight position in the media sector and overweight position in technology contributed to outperformance versus the S&P 500 Total Return Index. In a period of falling rates, the fund’s lower duration led to underperformance when compared to the Bloomberg Barclays US Aggregate Bond Index.

The fund’s position in Newmont Mining (5.17% weight) produced a gain of 37%. On the negative side, the fund’s position in CorEnergy Infrastructure (1.87% weight) resulted in a 34% loss.

The fund remains well diversified with 86 positions, the largest of which accounts for 5.17% of assets. The March selloff created severe market volatility and the fund’s largest drawdown, or peak to trough decline, was 16.27%.

Miller Convertible Plus Fund

During the six months ending April 30, 2020, the Miller Convertible Plus Fund underperformed the Bloomberg Barclays US Aggregate Bond Index and the S&P 500 Total Return Index. The fund’s overweight positions in energy and materials and underweight position in healthcare were detractors from performance. Like the Miller Convertible Bond Fund, the Plus Fund’s lower duration led to underperformance versus the Bloomberg Barclays US Aggregate Bond Index.

The Miller Convertible Plus Fund’s top performing position was Enphase Energy (3.7% weight) which returned 108%. The fund’s worst position was in Granite Point Mortgage (1.45% weight), which resulted in a 50.3% loss.

The fund is diversified with 46 positions, the largest being Newmont Mining which represents 4.45% of the fund’s assets. Because the Fund uses leverage, it tends to be the most volatile in the Miller Family of Funds. During the last year, the largest drawdown in the Miller Convertible Plus Fund was 25.5%.

Miller Intermediate Bond Fund

During the six months ending April 30, 2020, the Miller Intermediate Bond Fund underperformed the S&P 500 Total Return Index and the Bloomberg Barclays US Aggregate Bond Index. Underweight exposure to healthcare and overweight exposure to energy led to underperformance relative to the S&P 500 Total Return Index. In a period of falling rates, the fund’s lower duration led to underperformance when compared to the Bloomberg Barclays US Aggregate Bond Index.

The Intermediate Bond Fund’s best performing position was Newmont Mining (3.78% weight), which returned 36.79%. The fund’s worst performing position was Granite Point Mortgage (1.52% weight), which lost 50.3%.

The Intermediate Bond Fund has 40 positions and the largest position is a U.S. Seven Year Treasury Note, which represents 14.90% of the fund’s assets. The fund’s largest drawdown for the year was 15.06%.

Convertible Bond Strategy Review

We remain committed to the same strategy we have utilized since our company was founded in 1991. It is important to note that we do not change our investment strategy regardless of what the current investment climate is. When investing in convertible securities, we buy convertible bonds and notes which typically offer the return of principal, barring default, within seven years of issuance. Before making an investment, we perform a thorough analysis of a company’s financial statements and look to invest in profitable companies avoiding unsafe debt loads. While we usually invest with the idea of holding bonds until the next liquidity date (maturity, put or call), we do consider selling or reducing our exposure if one of the following scenarios occur:

●	An issuer’s credit quality deteriorates;

●	The bond loses its favorable risk/reward characteristics due to price appreciation;

●	We perceive an opportunity to increase portfolio diversification; or

●	We believe more attractive investments are available.

Since one of our key risk management practices involves careful limits on prices we pay, we tend not to purchase convertibles that trade at prices substantially above par and thus have significantly negative yields to the next liquidity date. This discipline often results in the elimination of some of the most equity- sensitive convertibles. As a result, our performance tends to lag broader equity indices in rising markets but seeks to decline less in falling stock markets. Our holdings span the convertible market, from large-

cap to small-cap, with a broad distribution of industries represented. Many of our rated convertible bonds are investment grade and a large percentage of the bonds are not rated.

New Issuance

As previously mentioned, new issuance flourished over the six months despite the sharp sell-off in equities. About $30 billion of new paper came to the market over the six months representing some new sectors which helped to diversify the convertible bond market. Some of the new issues that met our selection criteria include (weighting as of April 30, 2020):

●	Collegium Pharmaceutical (1.53% weight), a maker of over-the-counter pharmaceuticals for the treatment of central nervous system, respiratory, and skin related disorders;

●	Callaway Golf (1% weight), a designer, developer, and marketer of golf clubs in the United States and internationally; and

●	Lumentum (2.87% weight), a supplier of optical and photonic products.

The global pandemic has led to unprecedented volatility in the financial markets. Until we get some clarity on the end of the pandemic and the resulting economic normalization period, we believe volatility is here to stay. Under these conditions, we appreciate investing in a product that gives investors optionality. Specifically, convertible bonds may allow for upside participation should equity markets continue to move higher and capital preservation at maturity (or put date), barring default, should the markets correct. Convertible bonds are one of the few financial instruments that has the potential to give investors upside participation while seeking capital preservation.

For more detailed and timely information on our funds and Wellesley Asset Management, please visit our website at www.wellesleyassetmanagement.com where you can access quarterly commentaries and fund fact sheets. As always, we thank you for your continued trust and confidence in our management. We look forward to helping you achieve your future goals.

Sincerely,

Greg Miller, Portfolio Manager
Michael Miller, Portfolio Manager

2201-NLD-5/26/2020
DB05262020-1-213

Miller Convertible Bond Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2020

Total Returns as of April 30, 2020
			Annualized
		One	Five	Ten	Since Inception *	Since Inception
	Six Months	Year	Years	Years	(Class A and I)	** (Class C)
Miller Convertible Bond Fund:
Class A, without sales charge	(1.88)%	(1.19)%	2.50%	5.34%	5.12%	—
Class A, with sales charge of 5.75%	(7.55)%	(6.88)%	1.30%	4.71%	4.62%	—
Class I	(1.59)%	(0.64)%	3.01%	5.89%	5.68%	—
Class C	(2.16)%	(1.62)%	1.99%	4.83%	—	5.25%
Bloomberg Barclays U.S. Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%	4.42%	3.95%

*	Class A and Class I shares commenced operations on December 27, 2007.

**	Class C shares commenced operations on December 1, 2009.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions and the payment of the maximum 5.75% sales charge. Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Total returns would have been lower had the adviser not waived a portion of its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2020, including underlying funds, are 1.47%, 0.97%, and 1.97% for Class A shares, Class I shares, and Class C shares, respectively. For performance information current to the most recent month-end, please call 877-441-4434.

Miller Convertible Plus Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2020

Total Returns as of April 30, 2020
			Annualized
	Six Months	One Year	Five Years	Since Inception*
Miller Convertible Plus Fund:
Class I	(4.10)%	(1.89)%	3.52%	5.41%
Bloomberg Barclays U.S. Aggregate Bond Index	4.86%	10.84%	3.80%	3.80%

*	Class I shares commenced operations on December 31, 2014.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Total returns would have been lower had the adviser not waived a portion of its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2020, including underlying funds, is 3.61% for Class I shares. For performance information current to the most recent month-end, please call 877-441-4434.

Miller Intermediate Bond Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2020

Total Returns as of April 30, 2020
			Annualized
	Six Months	One Year	Five Years	Since Inception*
Miller Intermediate Bond Fund:
Class I	(3.95)%	(2.14)%	2.29%	3.15%
Bloomberg Barclays U.S. Aggregate Bond Index	4.86%	10.84%	3.80%	3.80%

*	Class I shares commenced operations on December 31, 2014.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions and . Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Total returns would have been lower had the adviser not waived a portion of its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2020, including underlying funds, is 1.20% for Class I shares. For performance information current to the most recent month-end, please call 877-441-4434.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2020

	Principal			Maturity
Security	Amount	Interest Rate (%)		Date	Fair Value
CONVERTIBLE BONDS - 90.69%
AEROSPACE/DEFENSE - 0.02%
Kaman Corp.	$100,000	3.2500		5/1/2024	$95,557

AIRLINES - 0.28%
Delta Airlines, Inc. - Goldman Sachs Finance Corp. Synthetic	813,000	3.8300	**	9/28/2023	780,643
Delta Airlines, Inc. - Wells Fargo Finance, LLC. Synthetic	1,000,000	3.5600	**	9/28/2023	967,700
					1,748,343
BASIC & DIVERSIFIED CHEMICALS - 3.06%
Dow, Inc. - Bank of America Finance LLC Synthetic	20,000,000	2.6410	**	6/18/2024	19,126,000
	.
BIOTECHNOLOGY - 0.21%
Illumina, Inc.	100,000	0.0000		8/15/2023	103,184
Ligand Pharmaeuticals, Inc.	100,000	0.7500		5/15/2023	88,096
NeoGenomics, Inc.	1,100,000	1.2500		5/1/2025	1,112,375
					1,303,655
COMMERICAL SERVICES - 2.55%
Chegg, Inc.	100,000	0.1250		3/15/2025	105,415
Euronet Worldwide, Inc.	100,000	5.4000	**	3/15/2049	91,191
Square, Inc. -144A	17,000,000	0.1250		3/1/2025	15,756,875
					15,953,481
COMPUTERS - 9.58%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic	18,000,000	3.8700	**	10/16/2023	22,642,200
Insight Enterprises, Inc. - 144A	19,000,000	0.7500		2/15/2025	19,116,851
Lumentum Holdings, Inc.	100,000	0.2500		3/15/2024	145,551
Lumentum Holdings, Inc. - 144A	17,000,000	0.5000		12/15/2026	18,034,623
					59,939,225
DIVERSIFIED FINANCIAL SERVICES - 7.59%
Cowen, Inc.	13,000,000	3.0000		12/15/2022	11,970,400
Granite Point Mortgage Trust, Inc. - 144A	12,100,000	5.6250		12/1/2022	6,110,500
Granite Point Mortgage Trust, Inc.	2,100,000	6.3750		10/1/2023	1,080,146
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,490,000	4.1250		9/1/2022	16,699,725
PRA Group, Inc.	1,000,000	3.5000		6/1/2023	853,711
Voya Financial, Inc. - Bank of America Finance LLC Synthetic	100,000	3.1400	**	5/1/2023	98,008
Voya Financial, Inc. - Deutsche Bank AG Synthetic	11,000,000	3.7500	**	5/1/2023	10,689,800
					47,502,290
ELECTRONICS - 5.84%
II-VI, Inc	7,000,000	0.2500		9/1/2022	6,928,249
Knowles Corp.	1,000,000	3.2500		11/1/2021	1,095,000
OSI Systems, Inc.	1,000,000	1.2500		9/1/2022	963,166
Smart Global Holdings, Inc. - 144A	17,600,000	2.2500		2/15/2026	15,554,000
Vishay Intertechnology, Inc.	13,000,000	2.2500		6/15/2025	12,013,118
					36,553,533
ENERGY-ALTERNATE SOURCES - 0.01%
Enphase Energy, Inc. - 144A	100,000	0.2500		3/1/2025	91,682

ENGINEERING & CONSTRUCTION - 2.68%
Tutor Perini Corp.	20,300,000	2.8750		6/15/2021	16,747,500

HEALTHCARE - PRODUCTS - 0.89%
Nuvasive, Inc. -144A	6,000,000	0.3750		3/15/2025	5,546,400

HOME BUILDERS - 5.64%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic	18,000,000	3.8900	**	9/26/2023	20,160,000
Winnebago Industries, Inc. - 144A	16,000,000	1.5000		4/1/2025	15,169,600
					35,329,600
INSURANCE - 0.77%
HCI Group, Inc.	5,000,000	4.2500		3/1/2037	4,828,125

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

	Principal			Maturity
Security	Amount	Interest Rate (%)		Date	Fair Value

CONVERTIBLE BONDS - 90.69% (Continued)
INTERNET - 7.19%
Alibaba Group Holding Ltd. - ADR - JPMorgan Chase Financial Co. LLC Synthetic - 144A	$1,000,000	2.0400	**	1/1/2023	$1,073,632
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	23,000,000	3.5900	**	4/21/2023	29,069,700
Etsy, Inc. - 144A	100,000	0.1250		10/1/2026	101,823
Google, Inc. - Bank of America Finance LLC Synthetic	13,000,000	3.6400	**	9/28/2023	13,832,000
Twitter, Inc.	1,000,000	0.2500		6/15/2024	934,786
					45,011,941
INVESTMENT COMPANIES - 0.06%
Ares Capital Corp.	100,000	3.7500		2/1/2022	96,150
Ares Capital Corp.	100,000	4.6250		3/1/2024	93,813
Goldman Sachs BDC, Inc.	100,000	4.5000		4/1/2022	95,000
TPG Speciality Lending, Inc.	100,000	4.5000		8/1/2022	99,125
					384,088
LEISURE TIME - 1.16%
Callaway Golf Co. - 144A	7,000,000	2.7500		5/1/2026	7,276,815

MINING - 5.21%
Newmont Mining Corp. - Barclays Bank PLC Synthetic	21,000,000	3.9200	**	10/30/2023	32,621,400

OIL & GAS - 4.35%
Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic	10,000,000	2.6320	**	12/23/2026	8,764,000
Exxon Mobil Corp. - Credit Suisse AG Synthetic	17,900,000	2.6886	**	4/21/2025	18,385,090
PDC Energy, Inc.	100,000	1.1250		9/15/2021	82,633
					27,231,723
PHARMACEUTICALS - 11.11%
Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic	20,000,000	2.3220	**	11/1/2024	20,120,000
Coherus Biosciences, Inc. - 144A	2,000,000	1.5000		4/15/2026	2,124,190
Collegium Pharmaceutical, Inc.	6,133,000	2.6250		2/15/2026	6,177,075
Jazz Investments I, Ltd.	8,000,000	1.5000		8/15/2024	7,366,925
Jazz Investments I, Ltd.	7,000,000	1.8750		8/15/2021	6,837,779
Pacira Pharmaceuticals, Inc.	13,000,000	2.3750		4/1/2022	13,204,592
Supernus Pharmaceuticals, Inc.	16,000,000	0.6250		4/1/2023	13,740,000
					69,570,561
PRIVATE EQUITY - 0.01%
Hercules Capital, Inc.	100,000	4.3750		2/1/2022	93,812

REITS - 7.87%
Apollo Commercial Real Estate Finance, Inc.	5,000,000	4.7500		8/23/2022	3,562,861
Apollo Commercial Real Estate Finance, Inc.	1,882,000	5.3750		10/15/2023	1,300,017
Arbor Realty Trust, Inc.	100,000	5.2500		7/1/2021	107,580
Arbor Realty Trust, Inc. - 144A	11,100,000	4.7500		11/1/2022	9,435,000
Blackstone Mortgage Trust, Inc.	100,000	4.3750		5/5/2022	90,229
Blackstone Mortgage Trust, Inc.	100,000	4.7500		3/15/2023	88,000
CorEnergy Infrastructure Trust, Inc. - 144A	17,000,000	5.8750		8/15/2025	11,793,750
Exantas Capital Corp.	1,000,000	4.5000		8/15/2022	518,637
IIP Operating Partnership, LP - 144A	14,000,000	3.7500		2/21/2024	17,974,899
MFA Financial, Inc.	3,000,000	6.2500		6/15/2024	2,143,125
Redwood Trust, Inc.	3,100,000	4.7500		8/15/2023	2,197,125
Western Asset Mortgage Capital Corp.	100,000	6.7500		10/1/2022	56,879
					49,268,102
RETAIL - 2.26%
EZCORP, Inc.	17,100,000	2.3750		5/1/2025	13,498,313
Guess, Inc. - 144A	1,000,000	2.0000		4/15/2024	644,375
					14,142,688
SEMICONDUCTORS - 0.35%
ON Semiconductor Corp.	2,000,000	1.6250		10/15/2023	2,184,511

SOFTWARE - 4.86%
Akamai Technologies, Inc.	1,000,000	0.1250		5/1/2025	1,191,717
Akamai Technologies, Inc. - 144A	5,000,000	0.3750		9/1/2027	5,229,634
Microsoft Corp. - Morgan Stanley Finance, LLC. Synthetic	18,500,000	2.3773	**	10/25/2024	21,085,375
Ringcentral, Inc. - 144A	3,000,000	0.0000		3/1/2025	2,908,434
					30,415,160

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

	Principal			Maturity
Security	Amount	Interest Rate (%)		Date	Fair Value

CONVERTIBLE BONDS - 90.69% (Continued)
TELECOMMUNICATIONS - 3.27%
Charter Communications, Inc. - Bank of America Finance LLC Synthetic	$100,000	1.7700	**	9/1/2022	$103,970
Interdigital, Inc. - 144A	20,000,000	2.0000		6/1/2024	20,249,024
Viavi Solutions, Inc.	100,000	1.7500		6/1/2023	110,438
					20,463,432
TRANSPORTATION - 2.70%
Atlas Air Worldwide Holdings, Inc.	20,000,000	1.8750		6/1/2024	16,800,000
Atlas Air Worldwide Holdings, Inc.	100,000	2.2500		6/1/2022	93,438
					16,893,438
TRUCKING & LEASING - 1.17%
Greenbrier Cos, Inc.	9,100,000	2.8750		2/1/2024	7,334,288

TOTAL CONVERTIBLE BONDS (Cost - $570,969,664)					567,657,350

	Shares	Dividend Rate (%)
PREFERRED STOCK - 3.65%
REITS - 3.65%
Great Ajax Corp.	574,385	7.2500		4/30/2024	12,682,421
Ready Capital Corp.	551,914	7.0000		8/15/2023	10,155,217
TOTAL PREFERRED STOCK (Cost - $28,430,007)					22,837,638

	Principal	Interest Rate (%)
U.S. TREASURY OBLIGATIONS - 4.68%
United States Treasury Notes	$16,000,000	1.1250		2/28/2027	16,670,625
United States Treasury Notes	1,000,000	1.2500		8/31/2024	1,039,922
United States Treasury Notes	9,000,000	1.3750		1/31/2025	9,436,641
United States Treasury Notes	1,000,000	1.8750		8/31/2024	1,066,601
United States Treasury Notes	1,000,000	2.2500		11/15/2024	1,085,977
TOTAL U.S. TREASURY OBLIGATIONS (Cost - $28,686,900)					29,299,766

	Shares
SHORT-TERM INVESTMENTS - 1.70%
MONEY MARKET FUND - 1.70%
Milestone Treasury Obligations Portfolio - Institutional Class	10,631,439	0.0100	+		10,631,439
TOTAL SHORT-TERM INVESTMENTS (Cost - $10,631,439)

TOTAL INVESTMENTS - 100.72% (Cost - $638,718,010)					$630,426,193
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.72)%					(4,520,698)
NET ASSETS - 100.00%					$625,905,495

+	Variable rate security. Interest rate is as of April 30, 2020.

**	Interest rate represents the comparable yield on the contingent payment debt instrument.

ADR - American Depositary Receipt

LLC - Limited Liability Company.

PLC - Public Limited Company.

REITS - Real Estate Investment Trusts.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

PORTFOLIO ANALYSIS
As of April 30, 2020
% of Net
Sector	Assets
Financial	31.96%
Technology	17.17%
Industrial	15.74%
Consumer, Non cyclical	14.75%
Consumer, Cyclical	6.91%
Government	4.68%
Energy	4.37%
Communications	3.44%
Short-Term Investments	1.70%
Liabilities in Excess of Other Assets	(0.72)%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2020

	Principal	Interest		Maturity
Security	Amount	Rate (%)		Date	Fair Value
CONVERTIBLE BONDS - 119.36%
BASIC & DIVERSIFIED CHEMICALS - 3.33%
Dow, Inc. - Bank of America Finance LLC Synthetic *	$3,700,000	2.6410	**	6/18/2024	$3,538,310

BIOTECHNOLOGY - 2.00%
NeoGenomics, Inc.	2,100,000	1.2500		5/1/2025	2,123,625

COMMERICAL SERVICES - 2.62%
Square, Inc. - 144A *	3,000,000	0.1250		3/1/2025	2,780,625

COMPUTERS - 10.64%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic *	3,000,000	3.8700	**	10/16/2023	3,773,700
Insight Enterprises, Inc. -144A *	3,800,000	0.7500		2/15/2025	3,823,370
Lumentum Holdings, Inc. -144A *	3,500,000	0.5000		12/15/2026	3,713,011
					11,310,081
DIVERSIFIED FINANCIAL SERVICES - 8.18%
Cowen, Inc. *	3,500,000	3.0000		12/15/2022	3,222,800
Granite Point Mortgage Trust, Inc. - 144A *	4,000,000	5.6250		12/1/2022	2,020,000
Hannon Armstrong Sustainable Infrastructure Capital, Inc. *	3,000,000	4.1250		9/1/2022	3,457,500
					8,700,300
ELECTRONICS - 6.58%
OSI Systems, Inc. *	1,000,000	1.2500		9/1/2022	963,165
Smart Global Holdings, Inc. - 144A *	3,900,000	2.2500		2/15/2026	3,446,625
Vishay Intertechnology, Inc. *	2,800,000	2.2500		6/15/2025	2,587,441
					6,997,231
ENERGY-ALTERNATE SOURCES - 1.72%
Enphase Energy, Inc. - 144A	2,000,000	0.2500		3/1/2025	1,833,638

ENGINEERING & CONSTRUCTION - 2.33%
Tutor Perini Corp. *	3,000,000	2.8750		6/15/2021	2,475,000

HOME BUILDERS - 6.28%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic *	3,000,000	3.8900	**	9/26/2023	3,360,000
Winnebago Industries, Inc. - 144A *	3,500,000	1.5000		4/1/2025	3,318,350
					6,678,350
INSURANCE - 1.82%
HCI Group, Inc. *	2,000,000	4.2500		3/1/2037	1,931,250

INTERNET - 11.14%
Alibaba Group Holding Ltd. - ADR - JPMorgan Chase Financial Co. LLC Synthetic - 144A *	3,000,000	2.0400	**	1/1/2023	3,220,896
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic *	4,300,000	3.5900	**	4/21/2023	5,434,770
Google, Inc. - Bank of America Finance LLC Synthetic *	3,000,000	3.6400	**	9/28/2023	3,192,000
					11,847,666
LEISURE TIME - 0.98%
Callaway Golf Co. - 144A	1,000,000	2.7500		5/1/2026	1,039,545

MINING - 5.84%
Newmont Mining Corp. - Barclays Bank PLC Synthetic *	4,000,000	3.9200	**	10/30/2023	6,213,600

OIL & GAS - 4.69%
Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic *	1,000,000	2.6320	**	12/23/2026	876,400
Exxon Mobil Corp. - Credit Suisse AG Synthetic *	4,000,000	2.6886	**	4/21/2025	4,108,400
					4,984,800
PHARMACEUTICALS - 15.10%
Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic *	3,500,000	2.3220	**	11/1/2024	3,521,000
Collegium Pharma, Inc. *	4,000,000	2.6250		2/15/2026	4,028,746
Jazz Investments I, Ltd. *	4,000,000	1.5000		8/15/2024	3,683,462
Pacira Pharmaceuticals, Inc. *	3,900,000	2.3750		4/1/2022	3,961,378
Supernus Pharmaceuticals, Inc. *	1,000,000	0.6250		4/1/2023	858,750
					16,053,336

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

	Principal	Interest		Maturity
Security	Amount	Rate (%)		Date	Fair Value
CONVERTIBLE BONDS - 119.36% (Continued)
REITS - 17.57%
Apollo Commercial Real Estate Finance, Inc. *	$3,000,000	4.7500		8/23/2022	$2,137,717
Apollo Commercial Real Estate Finance, Inc. *	1,000,000	5.3750		10/15/2023	690,764
Arbor Realty Trust, Inc. -144A *	4,000,000	4.7500		11/1/2022	3,400,000
CorEnergy Infrastructure Trust, Inc. - 144A *	4,400,000	5.8750		8/15/2025	3,052,500
IIP Operating Partnership, LP - 144A *	4,000,000	3.7500		2/21/2024	5,135,686
MFA Financial, Inc. *	2,500,000	6.2500		6/15/2024	1,785,937
Redwood Trust, Inc. *	3,500,000	4.7500		8/15/2023	2,480,625
					18,683,229
RETAIL - 2.23%
EZCORP, Inc. *	3,000,000	2.3750		5/1/2025	2,368,125

SOFTWARE - 8.00%
Akamai Technologies, Inc. -144A *	2,000,000	0.3750		9/1/2027	2,091,854
Microsoft Corp. - Morgan Stanley Finance, LLC. Synthetic *	3,500,000	2.3773		10/25/2024	3,989,125
Ringcentral, Inc. - 144A *	2,500,000	0.0000	**	3/1/2025	2,423,695
					8,504,674
TELECOMMUNICATIONS - 3.81%
Interdigital, Inc. - 144A *	4,000,000	2.0000		6/1/2024	4,049,805

TRANSPORTATION - 4.50%
Atlas Air Worldwide Holdings, Inc. *	5,700,000	1.8750		6/1/2024	4,788,000

TOTAL CONVERTIBLE BONDS (Cost - $130,063,977)					126,901,190

		Dividend
	Shares	Rate (%)
PREFERRED STOCK - 4.98%
REITS - 4.98%
Great Ajax Corp. *	133,000	7.2500		4/30/2024	2,936,640
Ready Capital Corp. *	128,000	7.0000		8/15/2023	2,355,200
TOTAL PREFERRED STOCK (Cost - $6,530,800)					5,291,840

		Interest
	Principal	Rate%
U.S. TREASURY OBLIGATIONS - 6.92%
United States Treasury Notes *	$3,000,000	1.3750		1/31/2025	3,145,547
United States Treasury Notes *	4,000,000	1.5000		10/31/2024	4,207,969
TOTAL U.S. TREASURY OBLIGATIONS (Cost - $6,960,566)					7,353,516

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

		Interest
Security	Shares	Rate (%)		Fair Value
SHORT-TERM INVESTMENTS - 1.03%
MONEY MARKET FUND - 1.03%
Milestone Treasury Obligations Portfolio - Institutional Class *	1,099,182	0.0100	+	$1,099,182
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,099,182)

TOTAL INVESTMENTS - 132.29% (Cost - $144,654,525)				$140,645,728
LIABILITIES IN EXCESS OF OTHER ASSETS - (32.29)%				(34,328,722)
NET ASSETS - 100.0%				$106,317,006

+	Variable rate security. Interest rate is as of April 30, 2020

LLC - Limited Liability Company.

PLC - Public Limited Company.

REITS - Real Estate Investment Trusts.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

*	All or a portion of this security is segregated as collateral for the Line of Credit as of April 30, 2020; total fair value amount of collateral was $135,648,920.

**	Interest rate represents the comparable yield on the contingent payment debt instrument.

PORTFOLIO ANALYSIS
As of April 30, 2020
% of Net
Sector	Assets
Financial	34.78%
Technology	29.78%
Industrial	22.59%
Consumer, Non-cyclical	19.71%
Consumer, Cyclical	7.26%
Government	6.92%
Energy	6.41%
Communications	3.81%
Short-Term Investments	1.03%
Liabilities in Excess of Other Assets	(32.29)%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2020

	Principal
Security	Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 73.44%
BASIC & DIVERSIFIED CHEMICALS - 3.26%
Dow, Inc. - Bank of America Finance LLC Synthetic	$2,800,000	2.6410	**	6/18/2024	$2,677,640

COMMERICAL SERVICES - 1.26%
Square, Inc. - 144A	1,000,000	0.1250		3/1/2025	926,875
Visa, Inc. - Barclays Bank PLC Synthetic	100,000	1.2800	**	2/18/2025	103,500
					1,030,375
COMPUTERS - 7.09%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic	2,000,000	3.8700	**	10/16/2023	2,515,800
Insight Enterprises, Inc. -144A	1,700,000	0.7500		2/15/2025	1,710,455
Lumentum Holdings, Inc. - 144A	1,500,000	0.5000		12/15/2026	1,591,290
					5,817,545
DIVERSIFIED FINANCIAL SERVICES - 2.66%
Cowen, Inc.	1,000,000	3.0000		12/15/2022	920,800
Granite Point Mortgage Trust, Inc. - 144A	2,500,000	5.6250		12/1/2022	1,262,500
					2,183,300
ELECTRONICS - 4.04%
Smart Global Holdings, Inc. - 144A	2,500,000	2.2500		2/15/2026	2,209,375
Vishay Intertechnology, Inc.	1,200,000	2.2500		6/15/2025	1,108,903
					3,318,278
ENERGY-ALTERNATE SOURCES - 1.08%
Enphase Energy, Inc. - 144A	967,000	0.2500		3/1/2025	886,564

ENGINEERING & CONSTRUCTION - 2.51%
Tutor Perini Corp.	2,500,000	2.8750		6/15/2021	2,062,500

HOME BUILDERS - 4.36%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic	1,500,000	3.8900	**	9/26/2023	1,680,000
Winnebago Industries, Inc. - 144A	2,000,000	1.5000		4/1/2025	1,896,200
					3,576,200
INSURANCE - 1.77%
HCI Group, Inc.	1,500,000	4.2500		3/1/2037	1,448,438

INTERNET - 5.95%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	2,600,000	3.5900	**	4/21/2023	3,286,140
Google, Inc. - Bank of America Finance LLC Synthetic	1,500,000	3.6400	**	9/28/2023	1,596,000
					4,882,140
MINING - 3.79%
Newmont Mining Corp. - Barclays Bank PLC Synthetic	2,000,000	3.9200	**	10/30/2023	3,106,800

OIL & GAS - 3.95%
Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic	1,000,000	2.6320	**	12/23/2026	876,400
Exxon Mobil Corp. - Credit Suisse AG Synthetic	2,300,000	2.6886	**	4/21/2025	2,362,330
					3,238,730
PHARMACEUTICALS - 11.95%
Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic	2,300,000	2.3220	**	11/1/2024	2,313,800
Collegium Pharmaceutical, Inc	2,200,000	2.6250		2/15/2026	2,215,810
Jazz Investments I, Ltd.	2,500,000	1.5000		8/15/2024	2,302,164
Pacira Pharmaceuticals, Inc	1,666,000	2.3750		4/1/2022	1,692,219
Supernus Pharmaceuticals, Inc.	1,500,000	0.6250		4/1/2023	1,288,125
					9,812,118

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

	Principal			Maturity
Security	Amount	Interest Rate (%)		Date	Fair Value
CONVERTIBLE BONDS - 73.44% (Continued)
REITS - 10.02%
Apollo Commercial Real Estate Finance, Inc	$2,000,000	4.7500		8/23/2022	$1,425,145
Apollo Commercial Real Estate Finance, Inc	2,000,000	5.3750		10/15/2023	1,381,528
Arbor Realty Trust, Inc. - 144A	2,500,000	4.7500		11/1/2022	2,125,000
CorEnergy Infrastructure Trust, Inc. - 144A	2,700,000	5.8750		8/15/2025	1,873,125
Redwood Trust, inc.	2,000,000	4.7500		8/15/2023	1,417,500
					8,222,298
SOFTWARE - 2.75%
Microsoft Corp. - Barclays Bank PLC Synthetic	100,000	—	**	2/4/2025	117,500
Microsoft Corp. - Morgan Stanley Finance, LLC. Synthetic	600,000	0.2500	**	10/25/2024	683,850
Ringcentral, Inc. - 144A	1,500,000	0.0000		3/1/2025	1,454,217
					2,255,567
TELECOMMUNICATIONS - 3.72%
Charter Communications, Inc. - Bank of America Finance LLC Synthetic	500,000	0.1250	**	9/1/2022	519,850
Interdigital, Inc. - 144A	2,500,000	2.0000		6/1/2024	2,531,128
					3,050,978
TRANSPORTATION - 3.28%
Atlas Air Worldwide Holdings, Inc	3,200,000	1.8750		6/1/2024	2,688,000
TOTAL CONVERTIBLE BONDS (Cost - $62,688,018)					60,257,471

	Shares	Dividend Rate (%)
PREFERRED STOCK - 3.95%
REITS - 3.95%
Great Ajax Corp.	80,000	7.2500		4/30/2024	1,766,400
Ready Capital Corp.	80,000	7.0000		8/15/2023	1,472,000
TOTAL PREFERRED STOCK (Cost - $4,004,400)					3,238,400

	Principal	Interest Rate (%)
U.S. TREASURY OBLIGATIONS - 18.56%
United States Treasury Notes	$3,000,000	1.3750		1/31/2025	3,145,547
United States Treasury Notes	11,600,000	1.1250		2/28/2027	12,086,203
TOTAL U.S. TREASURY OBLIGATIONS (Cost - $15,068,553)					15,231,750

	Shares
SHORT-TERM INVESTMENTS - 2.94%
MONEY MARKET FUND - 2.94%
Milestone Treasury Obligations Portfolio - Institutional Class	2,414,018	0.0100	+		2,414,018
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,414,018)

TOTAL INVESTMENTS - 98.89% (Cost - $84,174,989)					$81,141,639
OTHER ASSETS LESS LIABILITIES - 1.11%					907,372
NET ASSETS - 100.00%					$82,049,011

+	Variable rate security. Interest rate is as of April 30, 2020.

**	Interest rate represents the comparable yield on the contingent payment debt instrument.

LLC - Limited Liability Company

PLC - Public Limited Company

REITS - Real Estate Investment Trusts.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

PORTFOLIO ANALYSIS
As of April 30, 2020
% of Net
Sector	Assets
Financial	20.57%
Government	18.56%
Industrial	16.88%
Technology	15.79%
Consumer, Non-cyclica	13.09%
Energy	5.03%
Communications	3.72%
Short-Term Investments	2.94%
Consumer, Cyclica	2.31%
Other Assets Less Liabilities	1.11%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2020

	Miller	Miller	Miller
	Convertible	Convertible	Intermediate
	Bond Fund	Plus Fund	Bond Fund
Assets:
Investments in Securities at Cost	$638,718,010	$144,654,525	$84,174,989
Investments in Securities at Fair Value	$630,426,193	$140,645,728	$81,141,639
Segregated Cash - Collateral for Loan	—	5,309,783	—
Receivable for Securities Sold	1,687,487	6,252,980	771,640
Receivable for Fund Shares Sold	1,078,113	83,500	21,000
Interest and Dividend Receivable	2,960,382	805,374	438,851
Prepaid Expenses and Other Assets	48,662	10,979	9,066
Total Assets	636,200,837	153,108,344	82,382,196

Liabilities:
Payable for Securities Purchased	9,074,520	11,179,285	169,861
Line of Credit Payable	—	35,000,000	—
Accrued Advisory Fees	366,902	101,828	43,015
Interest Payable	—	460,916	—
Accrued Distribution Fees	63,257	—	—
Payable for Fund Shares Redeemed	534,511	9,500	80,950
Accrued Expenses and Other Liabilities	256,152	39,809	39,359
Total Liabilities	10,295,342	46,791,338	333,185

Net Assets	$625,905,495	$106,317,006	$82,049,011

Composition of Net Assets:
At April 30, 2020, Net Assets consisted of:
Paid-in-Capital	$652,044,226	$111,951,274	$87,489,577
Accumulated Losses	(26,138,731)	(5,634,268)	(5,440,566)
Net Assets	$625,905,495	$106,317,006	$82,049,011

Net Asset Value Per Share
Class A Shares
Net Assets	$51,250,696
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	4,214,201
Net Asset Value and Redemption Price per Share	$12.16
Maximum Offering Price Per Share (Includes a Maximum Sales Charge of 5.75%)	$12.90

Class I Shares
Net Assets	$520,470,921	$106,317,006	$82,049,011
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	42,846,838	4,870,297	5,405,599
Net Asset Value, Offering and Redemption Price per Share	$12.15	$21.83	$15.18

Class C Shares
Net Assets	$54,183,878
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	4,496,248
Net Asset Value, Offering and Redemption Price per Share	$12.05

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2020

	Miller	Miller	Miller
	Convertible	Convertible	Intermediate
	Bond Fund	Plus Fund	Bond Fund
Investment Income:
Interest Income	$5,933,847	$1,610,619	$1,098,868
Dividend Income	1,003,462	232,531	160,313
Total Investment Income	6,937,309	1,843,150	1,259,181

Expenses:
Investment Advisory Fees	2,601,333	775,683	416,956
Distribution Fees (Class A)	155,265	—	—
Distribution Fees (Class C)	296,297	—	—
Third Party Administrative Services Fees	252,956	16,036	16,676
Administration Fees	143,351	33,573	30,641
Transfer Agent Fees	132,396	20,253	21,672
Trustees’ Fees	89,635	14,267	13,708
Audit Fees	46,914	7,391	7,025
Custodian Fees	41,972	13,922	9,996
Registration and Filing Fees	34,904	29,917	29,917
Legal Fees	34,808	5,199	5,039
Printing Expense	30,042	4,807	4,570
Chief Compliance Officer Fees	20,444	3,221	3,061
Insurance Expense	18,307	2,885	2,741
Interest Expense	—	775,657	—
Miscellaneous Expenses	4,738	1,845	1,496
Total Expenses	3,903,362	1,704,656	563,498
Plus (Less): Expenses Recaptured (Fees Waived) by Adviser	—	150,099	(84,360)
Net Expenses	3,903,362	1,854,755	479,138
Net Investment Income (Loss)	3,033,947	(11,605)	780,043

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	7,430,520	4,850,763	1,178,799
Swaps	327,769	(12,258)	(12,240)
Total Net Realized Gain	7,758,289	4,838,505	1,166,559

Net Change in Unrealized Depreciation on Investments	(29,041,367)	(9,626,482)	(5,849,974)
Net Realized and Unrealized Loss on Investments	(21,283,078)	(4,787,977)	(4,683,415)

Net Decrease in Net Assets Resulting From Operations	$(18,249,131)	$(4,799,582)	$(3,903,372)

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2020	October 31, 2019
	(Unaudited)
Operations:
Net Investment Income	$3,033,947	$9,581,091
Net Realized Gain (Loss) on Investments and Swaps	7,758,289	(7,389,648)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	(29,041,367)	37,860,977
Net Increase (Decrease) in Net Assets Resulting From Operations	(18,249,131)	40,052,420

Distributions to Shareholders From:
Total Distributions Paid
Class A ($0.17 and $0.50 per share, respectively)	(855,025)	(3,286,102)
Class I ($0.20 and $0.56 per share, respectively)	(9,337,287)	(31,380,443)
Class C ($0.13 and $0.44 per share, respectively)	(658,395)	(2,290,520)
Total Distributions to Shareholders	(10,850,707)	(36,957,065)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	5,513,296	9,713,107
Distributions Reinvested	788,232	3,003,584
Cost of Shares Redeemed	(21,087,364)	(36,702,058)
Total Class A Shares	(14,785,836)	(23,985,367)
Class I
Proceeds from Shares Issued	112,110,275	178,448,937
Distributions Reinvested	6,714,219	23,386,473
Cost of Shares Redeemed	(213,977,982)	(385,086,056)
Total Class I Shares	(95,153,488)	(183,250,646)
Class C
Proceeds from Shares Issued	4,066,118	11,490,448
Distributions Reinvested	589,698	2,088,491
Cost of Shares Redeemed	(10,625,759)	(17,112,748)
Total Class C Shares	(5,969,943)	(3,533,809)
Total Beneficial Interest Transactions	(115,909,267)	(210,769,822)

Decrease in Net Assets	(145,009,105)	(207,674,467)

Net Assets:
Beginning of Period	770,914,600	978,589,067
End of Period	$625,905,495	$770,914,600

SHARE ACTIVITY
Class A:
Shares Issued	446,500	790,068
Shares Reinvested	63,485	254,157
Shares Redeemed	(1,743,204)	(3,005,150)
Net decrease in shares of beneficial interest outstanding	(1,233,219)	(1,960,925)

Class I:
Shares Issued	8,998,142	14,573,907
Shares Reinvested	545,618	1,978,966
Shares Redeemed	(17,712,417)	(31,761,626)
Net decrease in shares of beneficial interest outstanding	(8,168,657)	(15,208,753)

Class C:
Shares Issued	328,723	941,923
Shares Reinvested	47,691	178,583
Shares Redeemed	(861,739)	(1,405,032)
Net decrease in shares of beneficial interest outstanding	(485,325)	(284,526)

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2020	October 31, 2019
	(Unaudited)
Operations:
Net Investment Loss	$(11,605)	$(319,795)
Net Realized Gain (Loss) on Investments and Swaps	4,838,505	(3,241,079)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	(9,626,482)	10,892,284
Net Increase (Decrease) in Net Assets Resulting From Operations	(4,799,582)	7,331,410

Distributions to Shareholders From:
Total Distributions Paid
Class A ($0.00 and $1.15 per share, respectively)	—	(51,045)
Class I ($0.29 and $1.24 per share, respectively)	(1,456,316)	(6,734,728)
Class C ($0.00 and $1.06 per share, respectively)	—	(22,598)
Total Distributions to Shareholders	(1,456,316)	(6,808,371)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	—	394,343
Distributions Reinvested	—	47,399
Transfers to Class I	—	(987,053)
Cost of Shares Redeemed	—	(525,322)
Total Class A Shares	—	(1,070,633)
Class I
Proceeds from Shares Issued	4,859,892	18,774,145
Distributions Reinvested	1,414,566	6,602,961
Transfers from Classes A and C	—	1,237,939
Cost of Shares Redeemed	(11,111,060)	(50,413,563)
Total Class I Shares	(4,836,602)	(23,798,518)
Class C
Proceeds from Shares Issued	—	10,000
Distributions Reinvested	—	21,215
Transfers to Class I	—	(250,886)
Cost of Shares Redeemed	—	(371,772)
Total Class C Shares	—	(591,443)
Total Beneficial Interest Transactions	(4,836,602)	(25,460,594)

Decrease in Net Assets	(11,092,500)	(24,937,555)

Net Assets:
Beginning of Period	117,409,506	142,347,061
End of Period	$106,317,006	$117,409,506

SHARE ACTIVITY
Class A:*
Shares Issued	—	19,456
Shares Reinvested	—	2,341
Shares Transferred to Class I	—	(42,539)
Shares Redeemed	—	(23,846)
Net decrease in shares of beneficial interest outstanding	—	(44,588)

Class I:
Shares Issued	151,020	836,681
Shares Reinvested	60,940	324,650
Shares Transferred from Classes A and C	53,421	53,421
Shares Redeemed	(488,275)	(2,288,489)
Net decrease in shares of beneficial interest outstanding	(222,894)	(1,073,737)

Class C:*
Shares Issued	—	471
Shares Reinvested	—	1,066
Shares Transferred to Class I	—	(10,970)
Shares Redeemed	—	(17,340)
Net decrease in shares of beneficial interest outstanding	—	(26,773)

*	Effective July 12, 2019, Class A and Class C shares were no longer available for purchase.

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2020	October 31, 2019
	(Unaudited)
Operations:
Net Investment Income	$780,043	$1,725,461
Net Realized Gain (Loss) on Investments and Swaps	1,166,559	(1,928,639)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(5,849,974)	5,808,585
Net Increase (Decrease) in Net Assets Resulting From Operations	(3,903,372)	5,605,407

Distributions to Shareholders From:
Total Distributions Paid
Class A ($0.00 and $0.63 per share, respectively)	—	(21,693)
Class I ($0.28 and $0.75 per share, respectively)	(1,837,545)	(5,289,064)
Class C ($0.00 and $0.53 per share, respectively)	—	(9,617)
Total Distributions to Shareholders	(1,837,545)	(5,320,374)

Capital Share Transactions:
Class A
Proceeds from Shares Issued	—	738,969
Distributions Reinvested	—	18,353
Transfers to Class I	—	(937,238)
Cost of Shares Redeemed	—	(228,351)
Total Class A Shares	—	(408,267)
Class I
Proceeds from Shares Issued	7,384,113	36,211,904
Distributions Reinvested	1,781,440	5,107,729
Transfers from Classes A and C	—	1,260,622
Cost of Shares Redeemed	(37,268,130)	(35,510,679)
Total Class I Shares	(28,102,577)	7,069,576
Class C
Proceeds from Shares Issued	—	107,217
Distributions Reinvested	—	9,618
Transfers to Class I	—	(323,384)
Cost of Shares Redeemed	—	(227)
Total Class C Shares	—	(206,776)
Total Beneficial Interest Transactions	(28,102,577)	6,454,533

Increase (Decrease) in Net Assets	(33,843,494)	6,739,566

Net Assets:
Beginning of Period	115,892,505	109,152,939
End of Period	$82,049,011	$115,892,505

SHARE ACTIVITY
Class A:*
Shares Issued	—	47,382
Shares Reinvested	—	1,201
Shares Transferred to Class I	—	(58,646)
Shares Redeemed	—	(14,449)
Net decrease in shares of beneficial interest outstanding	—	(24,512)

Class I:
Shares Issued	379,162	2,286,685
Shares Reinvested	113,713	333,842
Shares Transferred from Classes A and C	78,883	78,883
Shares Redeemed	(2,368,526)	(2,249,546)
Net increase (decrease) in shares of beneficial interest outstanding	(1,796,768)	449,864

Class C:*
Shares Issued	—	6,800
Shares Reinvested	—	630
Shares Transferred to Class I	—	(20,140)
Shares Redeemed	—	(14)
Net decrease in shares of beneficial interest outstanding	—	(12,724)

*	Effective July 12, 2019, Class A and Class C shares were no longer available for purchase.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended April 30, 2020

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(4,799,582)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(82,985,683)
Proceeds from sales of investments	110,110,055
Proceeds from short term investments, net	(884,779)
Net realized gain from investments	(4,838,505)
Net change in unrealized appreciation from investments	9,626,482
Net accretion of discounts	(208,611)

Changes in assets and liabilities (Increase)/decrease in assets:
Dividend and interest receivable	86,582
Receivable for securities sold	1,803,221
Prepaid expenses and other assets	16,199
Increase/(decrease) in liabilities:
Interest payable	(178,000)
Accrued advisory fees	(70,022)
Payable for securities purchased	2,179,285
Accrued expenses and other liabilities	2,489
Net cash provided by operating activities	29,859,131

Cash flows from financing activities:
Proceeds from revolving credit line payable to bank	9,000,000
Repayment of borrowings under revolving credit line payable	(30,800,000)
Proceeds from shares sold	4,796,392
Payment on shares redeemed	(11,101,560)
Cash distributions paid	(41,750)
Net cash used in financing activities	(28,146,918)

Net increase in cash	1,712,213
Cash & Restricted Cash at beginning of period	3,597,570
Cash & Restricted Cash at end of period	$5,309,783

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of:
Reinvestment of dividends	$1,414,566
Interest paid	$953,657

The accompanying notes are an integral part of the financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

			Class A
	Six Months Ended
	April 30,		Year Ended October 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$12.56		$12.42	$13.19	$12.53	$12.15	$12.75
Increase (decrease) from operations:
Net investment income (a)	0.03		0.10	0.20	0.72	0.28	0.23
Net gain (loss) from securities (both realized and unrealized)	(0.26)		0.54	(0.38)	0.36	0.33	(0.17)
Total from operations	(0.23)		0.64	(0.18)	1.08	0.61	0.06
Distributions to shareholders from:
Net investment income	(0.17)		(0.29)	(0.38)	(0.42)	(0.20)	(0.32)
Net realized gain	—		(0.21)	(0.21)	—	(0.03)	(0.34)
Total distributions	(0.17)		(0.50)	(0.59)	(0.42)	(0.23)	(0.66)
Net Asset Value, End of Period	$12.16		$12.56	$12.42	$13.19	$12.53	$12.15
Total Return (b)	(1.88)%		5.37%	(1.50)%	8.72%	5.07%	0.49%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$51,251		$68,437	$91,985	$109,900	$112,311	$159,608
Ratio of expenses to average net assets	1.50	% (c)	1.47%	1.44%	1.45%	1.49%	1.44%
Ratio of net investment income to average net assets	0.50	% (c)	0.80%	1.53%	5.55%	2.30%	3.10%
Portfolio turnover rate	42	% (d)	81%	107%	79%	46%	81%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

			Class I
	Six Months
	Ended April 30,		Year Ended October 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$12.55		$12.41	$13.19	$12.53	$12.15	$12.76
Increase (decrease) from operations:
Net investment income (a)	0.06		0.16	0.27	0.78	0.39	0.45
Net gain (loss) from securities (both realized and unrealized)	(0.26)		0.54	(0.40)	0.36	0.28	(0.33)
Total from operations	(0.20)		0.70	(0.13)	1.14	0.67	0.12
Distributions to shareholders from:
Net investment income	(0.20)		(0.35)	(0.44)	(0.48)	(0.26)	(0.39)
Net realized gain	—		(0.21)	(0.21)	—	(0.03)	(0.34)
Total distributions	(0.20)		(0.56)	(0.65)	(0.48)	(0.29)	(0.73)
Net Asset Value, End of Period	$12.15		$12.55	$12.41	$13.19	$12.53	$12.15
Total Return (b)	(1.59)%		5.90%	(1.08)%	9.27%	5.56%	1.08%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$520,471		$640,466	$821,772	$781,823	$636,200	$480,548
Ratio of expenses to average net assets	1.00	% (c)	0.97%	0.94%	0.95%	0.99%	0.94%
Ratio of net investment income to average net assets	1.01	% (c)	1.30%	2.09%	6.06%	3.21%	3.60%
Portfolio turnover rate	42	% (d)	81%	107%	79%	46%	81%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

			Class C
	Six Months
	Ended April 30,		Year Ended October 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$12.45		$12.31	$13.10	$12.45	$12.07	$12.68
Increase (decrease) from operations:
Net investment income (a)	0.00	(e)	0.04	0.14	0.65	0.24	0.26
Net gain (loss) from securities (both realized and unrealized)	(0.27)		0.54	(0.39)	0.35	0.31	(0.27)
Total from operations	(0.27)		0.58	(0.25)	1.00	0.55	(0.01)
Distributions to shareholders from:
Net investment income	(0.13)		(0.23)	(0.33)	(0.35)	(0.14)	(0.26)
Net realized gain	—		(0.21)	(0.21)	—	(0.03)	(0.34)
Total distributions	(0.13)		(0.44)	(0.54)	(0.35)	(0.17)	(0.60)
Net Asset Value, End of Period	$12.05		$12.45	$12.31	$13.10	$12.45	$12.07
Total Return (b)	(2.16)%		4.92%	(2.04)%	8.14%	4.50%	0.07%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$54,184		$62,012	$64,832	$71,406	$70,057	$69,396
Ratio of expenses to average net assets	2.00	% (c)	1.97%	1.94%	1.95%	1.99%	1.94%
Ratio of net investment income to average net assets	0.01	% (c)	0.30%	1.06%	5.06%	1.96%	2.60%
Portfolio turnover rate	42	% (d)	81%	107%	79%	46%	81%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

			Class I
	Six Months		Year	Year	Year	Year	Period
	Ended April 30,		Ended	Ended	Ended	Ended	Ended
	2020		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$23.05		$22.82	$24.30	$22.45	$21.01	$20.00
Increase from operations:
Net investment income (loss) (a)	(0.00	) (e)	(0.06)	0.14	1.21	0.45	0.31
Net gain (loss) from securities (both realized and unrealized)	(0.93)		1.53	(0.19)	1.27	1.56	0.90
Total from operations	(0.93)		1.47	(0.05)	2.48	2.01	1.21
Distributions to shareholders from:
Net investment income	(0.29)		(0.19)	(0.72)	(0.63)	(0.32)	(0.20)
Net realized gain	—		(1.05)	(0.71)	—	(0.25)	—
Total distributions	(0.29)		(1.24)	(1.43)	(0.63)	(0.57)	(0.20)
Net Asset Value, End of Period	$21.83		$23.05	$22.82	$24.30	$22.45	$21.01
Total Return (b)	(4.10)%		7.16%	(0.32)%	11.16%	9.75%	5.99%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$106,317		$117,410	$140,726	$136,449	$80,948	$43,168
Ratio of expenses to average net assets,
before reimbursement	2.97	% (c)	4.75%	4.60%	4.15%	4.11%	4.33	% (c)
net of reimbursement	3.24	% (c)	3.61%	3.46%	4.00%	3.62%	3.49	% (c)
Ratio of net investment income (loss) to average net assets	(0.02	)% (c)	(0.26)%	0.60%	5.11%	2.10%	1.70	% (c)
Portfolio turnover rate	52	% (d)	110%	141%	122%	81%	109	% (d)

*	Miller Convertible Plus Fund Class I commenced operations on December 31, 2014.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

(e)	Amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

			Class I
	Six Months		Year	Year	Year	Year	Period
	Ended April 30,		Ended	Ended	Ended	Ended	Ended
	2020		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$16.09		$16.08	$16.55	$16.21	$15.47	$15.00
Increase from operations:
Net investment income (a)	0.12		0.24	0.30	0.62	0.31	0.21
Net gain (loss) from securities (both realized and unrealized)	(0.75)		0.52	(0.14)	0.08	0.72	0.38
Total from operations	(0.63)		0.76	0.16	0.70	1.03	0.59
Distributions to shareholders from:
Net investment income	(0.28)		(0.29)	(0.38)	(0.36)	(0.20)	(0.12)
Net realized gain	—		(0.46)	(0.25)	—	(0.09)	—
Total distributions	(0.28)		(0.75)	(0.63)	(0.36)	(0.29)	(0.12)
Net Asset Value, End of Period	$15.18		$16.09	$16.08	$16.55	$16.21	$15.47
Total Return (b)	(3.95)%		5.08%	0.96%	4.34%	6.76%	3.92%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$82,049		$115,893	$108,554	$147,539	$101,923	$41,597
Ratio of expenses to average net assets,
before reimbursement/recapture	1.12	%(c)	1.20%	1.17%	1.18%	1.51%	1.80	% (c)
net of reimbursement/recapture	0.95	% (c)	1.02%	1.05%	1.25%	1.25%	1.25	% (c)
Ratio of net investment income to average net assets	1.55	% (c)	1.54%	1.85%	3.78%	2.00%	1.64	% (c)
Portfolio turnover rate	61	% (d)	77%	98%	83%	40%	85	% (d)

*	Miller Intermediate Bond Fund Class I commenced operations on December 31, 2014.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2020

1.	ORGANIZATION

The Miller Convertible Bond Fund (the “Convertible Bond Fund”), the Miller Convertible Plus Fund (the “Convertible Plus Fund”), and Miller Intermediate Bond Fund (the “Intermediate Bond Fund”) referred to collectively, as the “Funds”, are separate series of the Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007. The Trust is registered as an open-end management investment company. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Convertible Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. Convertible Plus Fund’s primary investment objective is to use leverage to maximize total return comprising current income and capital appreciation. Intermediate Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital.

The Funds currently offer Class A, Class I and Class C shares of the Convertible Bond Fund of which Class A and Class I shares commenced operations on December 27, 2007 and Class C shares commenced operations on December 1, 2009. Convertible Plus Fund and Intermediate Bond Fund currently offer only Class I shares which commenced operations on December 31, 2014. On July 13, 2019, $987,053 and 42,539 shares of Class A and $250,886 and 10,970 shares of Class C shares of the Convertible Plus Fund were converted into 53,421 Class I shares of Convertible Plus Fund, and $937,238 and 58,646 shares of Class A and $323,384 and 20,140 shares of Class C of the Intermediate Bond Fund were converted into 78,883 Class I shares of Intermediate Bond Fund. Prior to July 13, 2019, the Convertible Plus Fund and Intermediate Bond Fund offered three classes of shares designated as Class A, Class C and Class I. Class A and Class C shares of the Convertible Plus Fund and Intermediate Bond Fund are no longer available for purchase. Class I and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Wellesley Asset Management, Inc. serves as the Funds’ investment adviser (the “Adviser”).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Debt securities and long-term U.S. Treasury obligations (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker or counterparty in/to the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by a Fair Valuation Committee in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”) adopted by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2020 for the Funds’ assets and liabilities measured at fair value:

Convertible Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$567,657,350	$—	$567,657,350
Preferred Stock*	22,837,638	—	—	22,837,638
U.S. Treasury Obligations	—	29,299,766	—	29,299,766
Short-Term Investments	10,631,439	—	—	10,631,439
Total Investments in Securities	$33,469,077	$596,957,116	$—	$630,426,193

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Convertible Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$126,901,190	$—	$126,901,190
Preferred Stock*	5,291,840	—	—	5,291,840
U.S. Treasury Obligations	—	7,353,516	—	7,353,516
Short-Term Investments	1,099,182	—	—	1,099,182
Total Investments in Securities	$6,391,022	$134,254,706	$—	$140,645,728

Intermediate Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$60,257,471	$—	$60,257,471
Preferred Stock*	3,238,400	—	—	3,238,400
U.S. Treasury Obligations	—	15,231,750	—	15,231,750
Short-Term Investments	2,414,018	—	—	2,414,018
Total Investments in Securities	$5,652,418	$75,489,221	$—	$81,141,639

*	Please refer to the Schedule of Investments for industry classifications.

Exchange Traded Funds (“ETFs”) – The Fund may invest in exchange traded funds. ETF shares are bought and sold on a securities exchange. An index ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Synthetic Convertible Bond Risk – Synthetic convertible bonds are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond. Synthetic convertible bonds are derivative debt securities and are subject to the creditworthiness of the counterparty of the synthetic security. The value of a synthetic convertible bond may decline substantially if the counterparty’s creditworthiness deteriorates. The value of a synthetic convertible bond may also respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

The Funds invest in synthetic convertible bonds which may be packaged by investment banks and brokerage firms or created by the Adviser. Synthetic convertible bonds include structured equity linked products that combine unrelated securities which together have the characteristics of convertible securities: a fixed-income component and a convertible component. The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as zero coupon, corporate or government bonds. The convertible component is achieved by investing in warrants or options to buy or sell common stock or various indices at a certain exercise price, or options on a stock index.

Synthetic convertible bonds also include index-linked and equity-linked convertible structured notes. Index-linked and equity-linked notes are securities, the value of which fluctuates based on the value of a basket of stocks or other securities (in the case of index-linked notes) or a single security (in the case of equity-linked notes). Many index-linked and equity-linked notes have a guarantee feature (usually supplied by a brokerage house or bank) that guarantees return of the original issue price, providing substantial protection against a decline in price, while preserving the ability for capital appreciation if the underlying basket of securities increases in value. Synthetic convertible bonds held by the Funds are contingent payment debt instruments that accrue interest income at the stated coupon rate for book purposes but at the comparable yield for tax purposes.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Leverage Risk – The use of leverage through activities such as borrowing or purchasing derivatives can magnify the effects of changes in the value of the Convertible Plus Fund and make the Convertible Plus Fund’s share price more volatile and sensitive to market movements. The leveraged investment techniques that the Convertible Plus Fund employs could cause investors in the Convertible Plus Fund to lose more money in adverse environments. Leverage may result in the creation of a liability that requires the Convertible Plus Fund to pay interest or fees, which may be greater than the income or gain received by the Convertible Plus Fund from the securities purchased with leverage proceeds.

Derivative Transactions – The Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Funds and is settled in cash at the end of each month or when the amount due to or from the Funds exceeds $500,000. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. Each Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Funds’ overall return) by replacing it with the impact of market exposure based upon the Funds’ own investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value, U.S. Dollar-1-Month London Interbank Offered Rate-British Banker’s Association (USD-1M LIBOR-BBA) and an annual fee or various agreed upon inputs.

Offsetting of Financial Assets and Derivative Assets and Liabilities – International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. Additionally, the Funds and the derivative counterparty enter into a Credit Support Annex which becomes part of the ISDA Master Agreement. The Credit Support Annex governs the margin collateral arrangements between the Fund and the derivative counterparty.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by counterparty, the return of collateral with market value in excess of the Funds’ net liability, held by the defaulting party, may be delayed or denied.

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at April 30, 2020.

During the six months ended April 30, 2020, the Funds invested in total return swaps. The total return swaps can be found on the Statements of Assets and Liabilities under receivable for open swap contracts. At April 30, 2020, there were no open swap contracts. For the six months ended April 30, 2020, the net realized gain (loss) on swaps was $327,769 for the Convertible Bond Fund, $(12,258) for the Convertible Plus Fund and $(12,240) for the Intermediate Bond Fund which can be found on the Statements of Operations.

The average notional value of total return swaps that the Funds invested in during the six months ended April 30, 2020 was $29,848,534 for the Convertible Bond Fund, $2,581,515 for the Convertible Plus Fund and $3,094,257 for

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

the Intermediate Bond Fund. The average notional value previously discussed serves as the indicator of the volume throughout the year for the Funds.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted or amortized over the life of the respective securities.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Funds based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Funds.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for open fiscal year ends October 31, 2017 through October 31, 2019, or expected to be taken in the Funds’ current fiscal year end returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Massachusetts. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2020, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The activities of the Funds are overseen by the Board. Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% and 0.75% (0.95% to November 30, 2019) for the Convertible Bond Fund and the Intermediate Bond Fund, respectively, of the average daily net assets of each respective Fund. The Convertible Plus Fund pays the Adviser an annual rate of 1.95% of the average daily managed assets, which is equal its total assets including assets attributable to borrowings, minus accrued liabilities other than borrowings. For the six months ended April 30, 2020, the Adviser earned advisory fees of $2,601,333, $775,683 and $416,956 for the Convertible Bond Fund, Convertible Plus Fund and the Intermediate Bond Fund, respectively.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”), has contractually agreed to reduce its fees and/or absorb expenses of the Convertible Plus Fund and the Intermediate Bond Fund, at least until February 28, 2021, to ensure that net annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

expense on securities sold short, taxes and extraordinary expenses such as litigation) will not exceed 1.95% of the Convertible Plus Fund’s average daily net assets for Class I shares and 0.95% (1.05% through July 12, 2019) of the Intermediate Bond Fund’s average daily net assets for Class I shares. The Agreement will allow the Adviser, subject to certain conditions, to recover amounts previously reimbursed for operating expenses to the Funds to the extent that the Funds’ expense ratios fall below the above indicated expense limitations. The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation during the 36 month period following such waiver or reimbursement. The potential recoupment amounts will be the lesser of: (i) the expense cap in effect at the time of the fee waiver/recoupment; or (ii) the expense cap in effect at the time of recapture. For the six months ended April 30, 2020 the Adviser waived fees of $84,360 for the Intermediate Bond Fund and recouped expenses of $150,099 from the Convertible Plus Fund.

As of April 30, 2020, the following amounts are subject to recapture by the Advisor by October 31 of the following years:

	2020	2021	2022
Convertible Plus Fund	$48,728	$1,563,016	$1,377,852
Intermediate Bond Fund	—	167,216	209,060

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of each Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Convertible Bond Fund’s Class A shares pay 0.50% per year of its average daily net assets for such distribution and shareholder service activities under the Plan. For the six months ended April 30, 2020, the 12b-1 fees accrued amounted to $155,265 and $296,297 for the Convertible Bond Fund’s Class A shares and Class C shares, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended April 30, 2020, the Distributor received $35,528 in underwriting commissions for sales of Class A shares, of which $4,007 was retained by the principal underwriter or other affiliated broker-dealers for the Convertible Bond Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Trust is also an officer of NLCS.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Trustee Fees – Each Trustee who is not affiliated with the Trust or the Adviser receives an annual retainer fee of $55,000, as well as $15,000 for one annual in-person meeting and $8,000 for all meetings conducted by telephone. Any additional as needed meetings, either in person or by telephone are covered by the retainer fee. The trustee, who

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

is chair of the Audit Committee, receives an additional payment of $1,000 as an annual retainer fee for serving in that capacity. None of the Trustees who are affiliated with the Trust receive compensation from the Trust.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the six months ended April 30, 2020, amounted to $218,646,918 and $343,862,536, respectively, for the Convertible Bond Fund, $76,027,519 and $110,110,055, respectively, for the Convertible Plus Fund and $32,707,509 and $50,187,753, respectively, for the Intermediate Bond Fund. The cost of purchases and the proceeds from the sale of U.S. Government securities for the six months ended April 30, 2020, amounted to $67,683,398 and $56,106,816, respectively, for the Convertible Bond Fund, $6,958,164 and $0, respectively, for the Convertible Plus Fund and $26,479,504 and $40,174,631, respectively, for the Intermediate Bond Fund.

5.	LINE OF CREDIT

The Convertible Plus Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. The Convertible Plus Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed, with an exception it expects to limit its borrowings for investment purposes to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed). The Convertible Plus Fund has entered into a line of credit agreement with Barclays Bank PLC, which permits the Convertible Plus Fund to borrow at a rate, per annum, equal to 1.15% plus the 3 month LIBOR rate to be paid quarterly. There is also an annual commitment fee. During the six months ended April 30, 2020, the Convertible Plus Fund recorded $775,657 in interest expense on the line of credit. Average borrowings and the average interest rate during the six months ended April 30, 2020, were $49,125,275 and 3.14%, respectively. The largest outstanding amount borrowed during the period was $57,000,000. The balance on the line of credit as of April 30, 2020 was $35,000,000 and the amount of the commitment is $77,000,000. The interest rate as of April 30, 2020 was 3.06%. The line of credit is recorded at cost on the statement of assets and liabilities. As of April 30, 2020, fair value of the line of credit approximates cost; fair value of the line of credit is estimated using level 2 inputs in the fair value hierarchy.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2020 were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Convertible Bond Fund	$643,803,135	$36,889,867	$(50,266,809)	$(13,376,942)
Convertible Plus Fund	145,774,511	7,562,721	(12,691,504)	(5,128,783)
Intermediate Bond Fund	84,837,594	3,497,616	(7,193,571)	(3,695,955)

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

For the year ended October 31, 2019:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$28,594,932	$8,362,133	$—	$36,957,065
Convertible Plus Fund	5,069,329	1,739,042	—	6,808,371
Intermediate Bond Fund	4,170,631	1,149,743	—	5,320,374

For the year ended October 31, 2018:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$24,777,976	$23,430,398	$—	$48,208,374
Convertible Plus Fund	8,063,805	59,488	—	8,123,293
Intermediate Bond Fund	5,012,986	351,161	—	5,364,147

As of October 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Convertible Bond Fund	$6,351,956	$—	$(19,181,285)	$—	$15,790,436	$2,961,107
Convertible Plus Fund	1,070,263	—	(4,946,332)	—	4,497,699	$621,630
Intermediate Bond Fund	678,376	—	(2,532,044)	—	2,154,019	$300,351

The difference between book basis and tax basis distributable earnings and unrealized appreciation is primarily attributable to the tax treatment of amortization on convertible securities, income on contingent convertible debt securities, Section 305(c) deemed dividend distributions, mark to market on open swap contracts, and the tax deferral of losses on wash sales.

At October 31, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Convertible Bond Fund	$2,490,470	$16,690,815	$19,181,285
Convertible Plus Fund	—	4,946,332	4,946,332
Intermediate Bond Fund	3,948	2,528,096	2,532,044

Permanent book and tax differences, primarily attributable to tax adjustments for equalization debits resulted in reclassification for the year ended October 31, 2019 as follows:

	Paid	Total
	In	Distributable
	Capital	Earnings (Losses)
Convertible Bond Fund	$2,101,608	$(2,101,608)
Convertible Plus Fund	—	—
Intermediate Bond Fund	115,766	(115,766)

8.	CROSS TRADES

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust as well as certain other clients of the Adviser pursuant to “Cross-Trading” Procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Funds from or to another Fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 under the

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. For the six months ended April 30, 2020, the Funds engaged in cross-trades. The cost of security purchases and the proceeds from the sale of securities for the six months ended April 30, 2020, amounted to $882,690 and $0, respectively for the Convertible Bond Fund, $0 and $2,141,723, respectively for the Convertible Plus Fund and $1,259,033 and $0, respectively, for the Intermediate Bond Fund. The realized loss from cross-trades for the six months ended April 30, 2020 was $258,285 for the Convertible Plus Fund.

9.	RECENT FUND ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU No. 2018-13, which changed certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removed the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. The Funds early adopted ASU 2018-13 and the related changes have been incorporated into these financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Miller Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
April 30, 2020

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Annualized	Expenses Paid During the
	Account	Ending Account	Expense	Period
	Value (11/1/19)	Value (4/30/20)	Ratio	(11/1/19 to 4/30/20)
Actual *
Miller Convertible Bond Fund
Class A	$1,000.00	$981.20	1.50%	$7.37
Class I	$1,000.00	$984.10	1.00%	$4.92
Class C	$1,000.00	$978.40	2.00%	$9.82
Miller Convertible Plus Fund
Class I	$1,000.00	$959.00	3.24%	$15.78
Miller Intermediate Bond Fund
Class I	$1,000.00	$960.50	0.95%	$4.63
Hypothetical (5% return before expenses) *
Miller Convertible Bond Fund
Class A	$1,000.00	$1,017.42	1.50%	$7.51
Class I	$1,000.00	$1,019.91	1.00%	$5.00
Class C	$1,000.00	$1,014.93	2.00%	$10.01
Miller Convertible Plus Fund
Class I	$1,000.00	$1,008.75	3.24%	$16.18
Miller Intermediate Bond Fund
Class I	$1,000.00	$1,020.14	0.95%	$4.77

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended April 30, 2020 (182) divided by the number of days in the fiscal year (366).

Renewal of the Investment Advisory Agreement between Review of 15(c) Materials and Approve Continuance of Management Agreement

At an in person meeting held October 29, 2019, the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the Management Agreements between the Miller Investment Trust and Wellesley Asset Management, Inc. (the “Adviser”) with respect to the Miller Convertible Bond Fund (“Convertible Bond Fund”), Miller Convertible Plus Fund (“Convertible Plus Fund”) and Miller Intermediate Bond Fund (“Intermediate Bond Fund”) (each a “Management Agreement” and collectively the “Management Agreements”). In its consideration of the renewal of each Management Agreement, the Board including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

The Board relied upon each Trustee’s own business judgment in determining the material factors to be considered when evaluating the Management Agreements and the weight to be given to each factor. The Board based its conclusions on a comprehensive evaluation of all the information provided and not on any one factor exclusively. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreements. Matters considered by the Board, including the Independent Trustees, in connection with its approval of each Management Agreement included the following:

Nature, Extent and Quality of Services and Personnel. The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds. The Trustees also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of each Fund’s investment operations. The Board considered information regarding the Adviser’s efforts in the area of compliance and investment processes. The Trustees discussed the Adviser’s personnel, and the high level of service provided by them including managing the growth of Fund assets, which among other things requires specialized skill in sourcing sufficient suitable convertible bonds. They also acknowledged certain personnel changes at the Adviser and determined that those changes would not materially change the service provided to the Funds. The Board also discussed the financial strength of the Adviser and concluded that it is satisfied that the Adviser continues to be in the position to deliver a high level of services to the Funds and their shareholders. The Board further concluded that the Adviser’s management team and the Adviser’s overall resources were adequate and that the Adviser had the investment management skills and personnel that are more than capable to perform its duties under each Agreement.

Performance. The Trustees reviewed the performance of the Funds. It was noted that certain strategies were also used when and with different costs associated with providing advisory services to separately managed account and hedge fund clients but that such accounts were managed in part with key differences in strategies because of the regulatory constraints of the 1940 Act and IRS tax rules.

Convertible Bond Fund. The Board noted that for the one, three and five-year periods ended September 30, 2019, the Convertible Bond Fund had returns of 2.04%, 3.92% and 4.11%, respectively, underperforming its peer group averages of 4.80%, 9.83% and 6.72% for the one, three and five-year periods. Similarly, the Fund underperformed the “Convertibles” Morningstar Category averages of 4.53%, 9.19% and 6.45% for the one, three and five-year periods ended September 30, 2019. The Adviser attributed the Fund’s underperformance in this category in part to its relatively larger positions in convertible bonds issued by companies with small to medium-sized market capitalizations. It was also noted that the Fund was designed to perform well in both up and down markets and over full market cycles, while many peer funds performed relatively better in ascending markets but relatively poor in descending markets due to their larger investments in equities. It was further noted that the Fund generally invests in lower-priced bonds which can provide lower levels of risk, while certain peer funds invest in convertible bonds that have greater risks.

Convertible Plus Fund. The Board noted that for the one and three-year periods ended September 30, 2019, the Convertible Plus Fund had returns of 2.37% and 5.05%, respectively, underperforming the peer group average of 4.60% and 9.24% for the one and three-year periods ended September 30, 2019. Similarly, the Fund underperformed the “Convertibles” Morningstar Category average of 9.84% and 9.94% for the one and three-year periods ended September 30, 2019. The Board considered that the Adviser’s goal is for the Fund’s total return to out-perform its peer group over full market cycles, including both ascending and descending markets. It was further noted that the Fund generally has higher quality convertible bonds with shorter maturities than many of the peer funds, and that the Fund’s use of leverage is unique in the convertible bond fund space.

Intermediate Bond Fund. The Board noted that for the one and three-year periods ended September 30, 2018, the Intermediate Bond Fund had returns of 2.38% and 2.89%, respectively, underperforming the peer group averages of 11.07% and 4.24%. Similarly, the Fund underperformed the Morningstar Category averages of 12.71% and 4.44% for the one and three-year periods ended September 30, 2019. The Adviser attributed the relative underperformance of the Fund in part to the decline of in interest rates and narrowing of credit spreads. It was noted that it is the goal of the Adviser for the Fund to outperform its benchmark and peer group over full market cycles.

With respect to each of the Funds, the Board found that the Adviser continues to not deviate from its strategy to achieve favorable risk-adjusted returns throughout the stages of market cycles. TThe Adviser is pleased with the performance of the Funds, and the Board concluded that each Fund’s performance was reasonable, especially in light of the longest bull market in modern American history. It was further noted that the Fund generally has higher quality and generally less risky convertible bonds with shorter maturities than many of the peer funds, and that each fund had a lower three-year Sharpe ratio than both their peer average and Morningstar Category average.

Fees & Expenses. The Trustees reviewed the fees charged by the Funds, including reviewing the fees compared to the Funds’ respective peer groups and Morningstar Categories. The Trustees further considered the fact that the Adviser manages separately managed accounts and a private fund with similar investment strategies and with different costs associated with providing advisory services to such clients.

Convertible Bond Fund. The Trustees noted that the Convertible Bond Fund’s advisory fee rate of 0.75% was higher than both the peer group average of 0.58% and Morningstar Category average of 0.66%. The Trustees further noted that the Convertible Bond Fund’s net expense ratio rate of 0.95% was higher than both the peer group average of 0.66% and Morningstar Category average of 0.79%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds, especially in light of the level and quality of services provided by the Adviser to the Fund and the fact that certain peer funds were considerable larger in terms of assets.

Convertible Plus Fund. The Trustees noted that the Convertible Plus Fund’s advisory fee rate of 2.87% was significantly higher than both the peer group average of 0.70% and Morningstar Category average of 0.66%. The Trustees further noted that the Convertible Plus Fund’s net expense ratio rate of 3.47% was significantly higher than both the peer group average of 0.84% and Morningstar Category average of 0.79%.

The Adviser asserted that the managing the Convertible Plus Fund is significantly more complex than managing the funds in the peer group. Additionally, the Trustees noted that the Convertible Plus Fund, unlike its peer funds, is the only fund in its peer group that is a leveraged convertible mutual fund and that the cost of leverage is a significant part of the net expense ratio. The Trustees further noted that the Fund’s net investment advisory fee was 1.95%. The Adviser recommended lowering the net management fee for the Convertible Plus Fund from 1.95% to 0.95%. It was noted that The Trustees accepted the Adviser’s recommendation and concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds.

Intermediate Bond Fund. The Trustees noted that the Intermediate Bond Fund’s advisory fee rate of 0.95% was higher than both the peer group average of 0.44% and Morningstar Category average of 0.45%. The Trustees further noted that the Intermediate Bond Fund’s net expense ratio rate of 0.95% was higher than both the peer group average of 0.60% and Morningstar Category average of 0.59%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds, especially in light of the level and quality of services provided by the Adviser to the Fund and the fact that certain peer funds were considerable larger in terms of assets..

Economies of Scale. The Trustees considered whether the Adviser has realized or will realize economies of scale with respect to the management of the Funds. They continued to review the Adviser’s projections for asset growth of each Fund over the next 12 months, and discussed the expense limitation agreement currently in place. Furthermore, the Board concluded that the size of each Fund had not reached sufficient size to result in material economies of scale and thus fee breakpoints were not appropriate at this time.

Profitability. The Trustees considered the expense of the Adviser, and reviewed the profits realized by the Adviser with respect to each Fund, and took into consideration other benefits to the Adviser. The Board found the profit earned by the Adviser with respect to each Fund to be acceptable and not unreasonable or excessive. The Board also found that the Adviser was in a strong financial position to continue to provide the high level and quality of services that it currently provides to the Funds.

Other Factors. The Trustees noted no material compliance issues or litigation concerns. They also concluded that shareholders continue to receive a high level of services from the Adviser and other services providers of the Trust.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreements, the Board, including all of the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable and approved the continuance of the respective Management Agreements and the advisory fees thereunder as in the best interest of each Fund and its shareholders.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on April 22, 2020 (the “Meeting”) to review the liquidity risk management program (the “Program”) established for the Funds. The Funds have adopted and implemented the Program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940. The Board appointed Wellesley Asset Management, Inc., the investment adviser to the Funds, the program administrator for the Funds’ Program. The Adviser has delegated oversight of the Program to the Liquidity Risk Management Program Committee (the “Committee”).

At the Meeting, the Board was provided with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through November 30, 2019 (the “Program Reporting Period”).

The Report stated that the Committee concluded that based on how it functions, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule. The Report noted that during the Program Reporting Period, the Committee reviewed historical net redemption activity, and used this information and other factors as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). The Report further provided that the Program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended October 31, 2019, the Committee reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented. There were no material changes to the Program during the Program Reporting Period.

PRIVACY notice

FACTS	WHAT DOES MILLER INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Miller Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Miller Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-877-441-4434

Who we are
Who is providing this notice?	Miller Investment Trust
What we do
How does Miller Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Miller Investment Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Miller Investment Trust does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Miller Investment Trust does not share with non-affiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Miller Investment Trust does not jointly market.

MILLER FUNDS

Advisor	Wellesley Asset Management, Inc.
The Wellesley Office Park
20 William Street, Suite 310
Wellesley, MA 02481

Distributor	Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Legal Counsel	Thompson Hine LLP
1919 M Street, N.W. – Suite 700
Washington, DC 20036

Transfer Agent	Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Custodian	Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 877-441-4434.

Miller Funds  •  4221 North 203rd St.  •  Suite 100  •  Elkhorn, NE 68022

877-441-4434

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the President and Treasurer has concluded that disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller, President

Date 6/2/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Greg Miller

Greg Miller, President

Date 6/2/20

By (Signature and Title)

/s/Michael Miller

Michael Miller, Treasurer

Date 6/2/20